Discontinued operations and assets held for sale	12 Months Ended
Mar. 31, 2022
Discontinued operations and assets held for sale
Discontinued operations and assets held for sale

7. Discontinued operations and assets held for sale

The Group classifies certain of its assets that it expects to dispose as either discontinued operations or as held for sale.

The Group classifies non-current assets and assets and liabilities within disposal groups (‘assets’) as held for sale if the assets are available immediately for sale in their present condition, management is committed to a plan to sell the assets under usual terms, it is highly probable that their carrying amounts will be recovered principally through a sale transaction rather than through continuing use and the sale is expected to be completed within one year from the date of the initial classification.

Assets and liabilities classified as held for sale are presented separately as current items in the consolidated statement of financial position and are measured at the lower of their carrying amount and fair value less costs to sell. Property, plant and equipment and intangible assets are not depreciated or amortised once classified as held for sale; this also applies in respect of assets held by equity accounted associates and joint ventures.

Where operations constitute a separately reportable segment (see note 2 ‘Revenue disaggregation and segmental analysis’) and have been disposed of, or are classified as held for sale, the Group classifies such operations as discontinued.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the Group consolidated income statement. Discontinued operations are also excluded from segment reporting. All other notes to the financial statements include amounts for continuing operations, unless indicated otherwise.

Discontinued operations

The Group did not have any discontinued operations in the year ended 31 March 2022 or the comparative years ended 31 March 2021 and 31 March 2020.

Assets held for sale

Assets held for sale at 31 March 2022 comprise the Group’s 21.0% interest in Indus Towers (2021: 28.1%). The Group’s interest in Indus Towers has been provided as security against both certain bank borrowings (see note 21 ‘Borrowings’) and partly to the pledges provided to the new Indus Towers entity under the terms of the merger between erstwhile Indus Towers and Bharti Infratel (see note 29 ‘Contingent liabilities and legal proceedings’).

The relevant assets are detailed in the table below.

	2022	2021
	€m	€m
Non-current assets
Investments in associates and joint ventures	959	1,257
Assets held for sale	959	1,257